GOLD TRACK

ANNUAL REPORT
DECEMBER 31, 1996



                      THE TRAVELERS SEPARATE ACCOUNT QP
                      FOR VARIABLE ANNUITIES



[TRAVELERSLIFE LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1996

ASSETS:
   Investments in eligible funds at market value:
     Travelers Variable Products Funds, 20,766 shares (cost $483,413)..............................   $  453,184
     Templeton Variable Products Series Fund, 22,309 shares (cost $473,839)........................      488,835
     Fidelity's Variable Insurance Products Fund, 53,465 shares (cost $1,316,695)..................    1,319,933
     Fidelity's Variable Insurance Products Fund II, 17,939 shares (cost $303,418).................      303,711
     Dreyfus Stock Index Fund, 10,640 shares (cost $218,478).......................................      215,789
     American Odyssey Funds, Inc., 125,522 shares (cost $1,693,194)................................    1,613,035
     Travelers Series Fund Inc., 80,153 shares (cost $416,099).....................................      413,338
                                                                                                      ----------

        Total Investments (cost $4,905,136)........................................................                   $4,807,825

   Receivables:
     Dividends.....................................................................................                      125,703
     Purchase payments and transfers from other Travelers accounts.................................                       21,510
   Other assets....................................................................................                           12
                                                                                                                      ----------

        Total Assets...............................................................................                    4,955,050
                                                                                                                      ----------

LIABILITIES:
   Payable for contract surrenders and transfers to other Travelers accounts ......................                          161
   Accrued liabilities.............................................................................                          618
                                                                                                                      ----------

        Total Liabilities..........................................................................                          779
                                                                                                                      ----------

NET ASSETS:                                                                                                           $4,954,271
                                                                                                                      ==========













                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
 FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996

INVESTMENT INCOME:
   Dividends.....................................................                              $    136,356

EXPENSES:
   Insurance charges.............................................                                     5,330
                                                                                               ------------

       Net investment income.....................................                                   131,026
                                                                                               ------------

REALIZED GAIN AND UNREALIZED LOSS ON
    INVESTMENTS:
   Realized gain from investment transactions:
     Proceeds from investments sold..............................              $    415,147
     Cost of investments sold....................................                   411,787
                                                                               ------------

       Net realized gain.........................................                                     3,360

   Unrealized loss on investments:
     December 31, 1996...........................................                                   (97,311)
                                                                                               ------------

        Net realized gain and unrealized loss....................                                   (93,951)
                                                                                               ------------

   Net increase in net assets resulting from operations..........                              $     37,075
                                                                                               ============















                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT QP
                            FOR VARIABLE ANNUITIES

                      STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996


OPERATIONS:
   Net investment income........................................................     $   131,026
   Net realized gain from investment transactions...............................           3,360
   Net unrealized loss on investments...........................................         (97,311)
                                                                                     ------------

     Net increase in net assets resulting from operations.......................          37,075
                                                                                     ------------

UNIT TRANSACTIONS:
   Participant purchase payments
     (applicable to 1,381,714 units)............................................       1,397,560
   Participant transfers from other Travelers accounts
     (applicable to 3,880,959 units)............................................       3,970,427
   Administrative charges
     (applicable to 8,470 units)................................................          (8,730)
   Contract surrenders
     (applicable to 3,041 units)................................................          (3,085)
   Participant transfers to other Travelers accounts
     (applicable to 433,608 units)..............................................        (438,976)
                                                                                     ------------

       Net increase in net assets resulting from unit transactions..............       4,917,196
                                                                                     ------------

        Net increase in net assets..............................................       4,954,271

NET ASSETS:
   Beginning of period..........................................................               -
                                                                                     ------------

   End of period................................................................     $ 4,954,271
                                                                                     ============















                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Separate Account QP for Variable Annuities ("Fund QP") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund QP is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant purchase payments applied to Fund QP are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1996, the eligible funds available under Fund QP are: Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; U.S. Government Securities Portfolio, Social Awareness Stock Portfolio and Utilities Portfolio of The Travelers Series Trust; American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Short-Term Bond Fund of American Odyssey Funds, Inc.; Alliance Growth Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Putnam Diversified Income Portfolio, MFS Total Return Portfolio and Smith Barney Money Market Portfolio of Travelers Series Fund Inc. (all of which are managed by affiliates of The Travelers); Templeton Bond Fund, Templeton Stock Fund and Templeton Asset Allocation Fund of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for American Odyssey Funds, Inc., Dreyfus Stock Index Fund and Travelers Series Fund Inc. which are incorporated under Maryland law.

    The following is a summary of significant accounting policies consistently followed by Fund QP in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    FEDERAL INCOME TAXES. The operations of Fund QP form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund QP. Fund QP is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.  INVESTMENTS

    Purchases and sales of investments aggregated $5,316,923 and $415,147 respectively, for the period ended December 31, 1996. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $4,905,136 at December 31, 1996. Gross unrealized appreciation for all investments at December 31, 1996 was $28,970. Gross unrealized depreciation for all investments at December 31, 1996 was $126,281.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges range from 0.60% to 1.20% of the average net assets of Fund QP on an annual basis. Additionally, for certain allocated contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges. As of December 31, 1996 all contract owners had a mortality and expense risk charge of 0.95%.

    Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.10% of the average net assets of certain allocated contracts in Fund QP on an annual basis. No administrative fees were paid for the period ended December 31, 1996.

    Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of The Travelers. Under this arrangement, Copeland provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. No fees were paid for the period ended December 31, 1996.

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers assesses a contingent deferred sales charge if a participant's purchase payment is surrendered within eight years of its payment date. There were no contingent deferred sales charges for the period ended December 31, 1996.

4.  NET CONTRACT OWNERS' EQUITY


                                                                              DECEMBER 31, 1996
                                                          ------------------------------------------------------

                                                             ACCUMULATION           UNIT                 NET
                                                                 UNITS              VALUE              ASSETS
                                                                 -----              -----              ------
Travelers Variable Products Funds
  Managed Assets Trust......................................     78,508       $      1.043     $        81,864
  High Yield Bond Trust.....................................      6,520              1.031               6,724
  Capital Appreciation Fund.................................    293,629              1.028             301,764
  U.S. Government Securities Portfolio......................     51,072              1.025              52,368
  Utilities Portfolio.......................................      7,796              1.034               8,059
  Social Awareness Stock Portfolio..........................     35,689              1.036              36,958

Templeton Variable Products Series Fund
  Templeton Bond Fund.......................................     15,303              1.035              15,841
  Templeton Stock Fund......................................    369,698              1.080             399,335
  Templeton Asset Allocation Fund...........................     70,211              1.067              74,928

Fidelity's Variable Insurance Products Fund
  High Income Portfolio.....................................     91,884              1.013              93,098
  Growth Portfolio..........................................    804,434              0.993             798,611
  Equity-Income Portfolio...................................    417,374              1.043             435,284

Fidelity's Variable Insurance Products Fund II
  Asset Manager Portfolio...................................    290,881              1.048             304,791

Dreyfus Stock Index Fund....................................    204,067              1.076             219,606

American Odyssey Funds, Inc.
  American Odyssey Core Equity Fund.........................    496,794              1.080             536,569
  American Odyssey Emerging Opportunities Fund..............    404,384              0.885             357,913
  American Odyssey International Equity Fund................    239,079              1.091             260,936
  American Odyssey Long-Term Bond Fund......................    232,943              1.022             238,177
  American Odyssey Intermediate-Term Bond Fund..............    195,701              1.017             198,938
  American Odyssey Short-Term Bond Fund.....................    116,408              1.010             117,568

Travelers Series Fund Inc.
  Alliance Growth Portfolio.................................     44,777              1.065              47,679
  Smith Barney Income and Growth Portfolio..................    270,469              1.058             286,273
  Smith Barney High Income Portfolio........................        278              1.042                 290
  MFS Total Return Portfolio................................      2,087              1.045               2,182
  Smith Barney International Equity Portfolio...............      8,808              1.017               8,962
  Smith Barney Money Market Portfolio.......................     56,124              1.010              56,670
  Putnam Diversified Income Portfolio.......................     12,636              1.019              12,883
                                                                                               ---------------

Net Contract Owners' Equity...............................................................     $     4,954,271
                                                                                               ===============

5.  STATEMENT OF INVESTMENTS



INVESTMENT OPTIONS                                                    NO. OF       MARKET
                                                                      SHARES       VALUE
                                                                    ----------   ----------
   TRAVELERS VARIABLE PRODUCTS FUNDS (9.4%)
     Managed Assets Trust (Cost $81,451)                                 5,059   $   75,779
     High Yield Bond Trust (Cost $6,541)                                   710        6,031
     Capital Appreciation Fund (Cost $297,678)                           7,605      279,265
     U.S. Government Securities Portfolio (Cost $52,588)                 4,542       49,330
     Utilities Portfolio (Cost $7,978)                                     602        7,352
     Social Awareness Stock Portfolio (Cost $37,177)                     2,248       35,427
                                                                    ----------   ----------
       Total (Cost $483,413)                                            20,766      453,184
                                                                    ----------   ----------

   TEMPLETON VARIABLE PRODUCTS SERIES FUND (10.2%)
     Templeton Bond Fund (Cost $15,533)                                  1,352       15,729
     Templeton Stock Fund (Cost $385,085)                               17,403      398,185
     Templeton Asset Allocation Fund (Cost $73,221)                      3,554       74,921
                                                                    ----------   ----------
       Total (Cost $473,839)                                            22,309      488,835
                                                                    ----------   ----------

   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (27.4%)
     High Income Portfolio (Cost $91,379)                                7,387       92,483
     Growth Portfolio (Cost $800,449)                                   25,562      795,991
     Equity-Income Portfolio (Cost $424,867)                            20,516      431,459
                                                                    ----------   ----------
       Total (Cost $1,316,695)                                          53,465    1,319,933
                                                                    ----------   ----------

   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (6.3%)
     Asset Manager Portfolio (Cost $303,418)
       Total (Cost $303,418)                                            17,939      303,711
                                                                    ----------   ----------

   DREYFUS STOCK INDEX FUND (4.5%)
       Total (Cost $218,478)                                            10,640      215,789
                                                                    ----------   ----------

   AMERICAN ODYSSEY FUNDS, INC. (33.6%)
     American Odyssey Core Equity Fund (Cost $526,388)                  32,601      504,986
     American Odyssey Emerging Opportunities Fund (Cost $367,590)       24,498      328,758
     American Odyssey International Equity Fund (Cost $248,270)         16,813      253,540
     American Odyssey Long-Term Bond Fund (Cost $236,643)               22,214      225,474
     American Odyssey Intermediate-Term Bond Fund (Cost $197,437)       18,364      187,310
     American Odyssey Short-Term Bond Fund (Cost $116,866)              11,032      112,967
                                                                    ----------   ----------
       Total (Cost $1,693,194)                                         125,522    1,613,035
                                                                    ----------   ----------

   TRAVELERS SERIES FUND INC. (8.6%)
     Alliance Growth Portfolio (Cost $46,966)                            2,835       47,566
     Smith Barney Income and Growth Portfolio (Cost $287,900)           18,930      285,079
     Smith Barney High Income Portfolio (Cost $304)                         25          292
     MFS Total Return Portfolio (Cost $2,236)                              165        2,176
     Smith Barney International Equity Portfolio (Cost $8,848)             714        8,963
     Smith Barney Money Market Portfolio (Cost $56,370)                 56,370       56,370
     Putnam Diversified Income Portfolio (Cost $13,475)                  1,114       12,892
                                                                    ----------   ----------
       Total (Cost $416,099)                                            80,153      413,338
                                                                    ----------   ----------

TOTAL INVESTMENT OPTIONS (100%)
   (COST $4,905,136)                                                             $4,807,825
                                                                                 ==========

6.  SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996

                                                                                                              U.S.
                                                                                             CAPITAL       GOVERNMENT
                                                            MANAGED          HIGH YIELD    APPRECIATION    SECURITIES    UTILITIES
                                                          ASSETS TRUST       BOND TRUST       FUND          PORTFOLIO    PORTFOLIO
                                                          -------------   -------------  --------------  -------------  -----------
INVESTMENT INCOME:
Dividends..............................................   $      6,056    $       629    $     20,975    $     3,043    $      657
                                                          ------------    -----------    ------------    -----------    ----------

EXPENSES:
Insurance charges......................................             85              7             323             56             8
                                                          ------------    -----------    ------------    -----------    ----------
      Net investment income (loss).....................          5,971            622          20,652          2,987           649
                                                          ------------    -----------    ------------    -----------    ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.....................              -             15             808             17           239
    Cost of investments sold...........................              -             15             786             16           229
                                                          ------------    -----------    ------------    -----------    ----------

      Net realized gain (loss).........................              -              -              22              1            10
                                                          ------------    -----------    ------------    -----------    ----------

Unrealized gain (loss) on investments:
    End of period......................................         (5,672)          (510)        (18,413)        (3,258)         (626)
                                                          ------------    -----------    ------------    -----------    ----------


Net increase (decrease) in net assets
      resulting from operations........................            299            112           2,261           (270)           33
                                                          ------------    -----------    ------------    -----------    ----------



UNIT TRANSACTIONS:
Participant purchase payments..........................         14,246          1,615          62,054         11,522         3,398
Participant transfers from other Travelers accounts....         67,463          5,012         243,946         41,171         4,889
Administrative charges.................................           (144)           (15)           (434)           (55)          (22)
Contract surrenders....................................              -              -               -              -             -
Participant transfers to other Travelers accounts......              -              -          (6,063)             -          (239)
                                                          ------------    -----------    ------------    -----------    ----------

    Net increase in net assets resulting
      from unit transactions...........................         81,565          6,612         299,503         52,638         8,026
                                                          ------------    -----------    ------------    -----------    ----------

      Net increase in net assets.......................         81,864          6,724         301,764         52,368         8,059



NET ASSETS:
    Beginning of period................................              -              -               -              -             -
                                                          ------------    -----------    ------------    -----------    ----------

    End of period......................................   $     81,864    $     6,724    $    301,764    $    52,368    $    8,059
                                                          ============    ===========    ============    ===========    ==========

  SOCIAL                               TEMPLETON
 AWARENESS                               ASSET     FIDELITY'S   FIDELITY'S   FIDELITY'S    FIDELITY'S
   STOCK     TEMPLETON    TEMPLETON    ALLOCATION  HIGH INCOME    GROWTH    EQUITY-INCOME ASSET MANAGER
 PORTFOLIO   BOND FUND    STOCK FUND      FUND      PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
----------   ---------    ----------   ----------  -----------   ---------- ------------- -------------

$   1,315    $       -    $       -    $       -    $       -    $       -    $       -    $       -
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


       29           11          352           49           62          846          493          302
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
    1,286          (11)        (352)         (49)         (62)        (846)        (493)        (302)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------




        -            -        2,509          639          902        4,926       49,917        3,660
        -            -        2,345          606          897        4,890       47,243        3,478
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

        -            -          164           33            5           36        2,674          182
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

   (1,750)         196       13,100        1,700        1,104       (4,458)       6,592          293
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


     (464)         185       12,912        1,684        1,047       (5,268)       8,773          173
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------




    3,970        3,196       84,800       14,826       17,467      190,454       99,468       46,514
   33,515       12,472      312,745       58,533       75,602      624,859      361,290      262,701
      (63)         (12)        (527)        (115)        (117)      (1,547)        (837)        (454)
        -            -            -            -         (901)        (983)           -       (1,201)
        -            -      (10,595)           -            -       (8,904)     (33,410)      (2,942)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


   37,422       15,656      386,423       73,244       92,051      803,879      426,511      304,618
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

   36,958       15,841      399,335       74,928       93,098      798,611      435,284      304,791




        -            -            -            -            -            -            -            -
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

$  36,958    $  15,841    $ 399,335    $  74,928    $  93,098    $ 798,611    $ 435,284    $ 304,791
=========    =========    =========    =========    =========    =========    =========    =========

6.  SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)


                                                                                         AMERICAN
                                                                          AMERICAN       ODYSSEY          AMERICAN      AMERICAN
                                                                           ODYSSEY       EMERGING          ODYSSEY       ODYSSEY
                                                         DREYFUS STOCK   CORE EQUITY   OPPORTUNITIES    INTERNATIONAL   LONG-TERM
                                                          INDEX FUND        FUND           FUND          EQUITY FUND    BOND FUND
                                                         -------------  -------------  -------------   -------------   ------------
INVESTMENT INCOME:
Dividends..............................................  $     2,900    $     29,964    $     27,579    $      6,305    $   11,487
                                                         -----------    ------------    ------------    ------------    ----------

EXPENSES:
Insurance charges......................................          190             546             335             240           263
                                                         -----------    ------------    ------------    ------------    ----------
      Net investment income (loss).....................        2,710          29,418          27,244           6,065        11,224
                                                         -----------    ------------    ------------    ------------    ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.....................          194           2,856           1,974           2,590         4,319
    Cost of investments sold...........................          178           2,670           2,141           2,518         4,212
                                                         -----------    ------------    ------------    ------------    ----------

      Net realized gain (loss).........................           16             186            (167)             72           107
                                                         -----------    ------------    ------------    ------------    ----------

Unrealized gain (loss) on investments:
    End of period......................................       (2,689)        (21,402)        (38,832)          5,270       (11,169)
                                                         -----------    ------------    ------------    ------------    ----------


Net increase (decrease) in net assets
      resulting from operations........................           37           8,202         (11,755)         11,407           162
                                                         -----------    ------------    ------------    ------------    ----------



UNIT TRANSACTIONS:
Participant purchase payments..........................       36,355          98,412          90,453          60,937        64,829
Participant transfers from other Travelers accounts....      189,963         432,532         280,037         190,213       178,977
Administrative charges.................................         (410)           (831)           (749)           (515)         (549)
Contract surrenders....................................            -               -               -               -             -
Participant transfers to other Travelers accounts......       (6,339)         (1,746)            (73)         (1,106)       (5,242)
                                                         -----------    ------------    ------------    ------------    ----------

    Net increase in net assets resulting
      from unit transactions...........................      219,569         528,367         369,668         249,529       238,015
                                                         -----------    ------------    ------------    ------------    ----------

      Net increase in net assets.......................      219,606         536,569         357,913         260,936       238,177



NET ASSETS:
    Beginning of period................................            -               -               -               -             -
                                                         -----------    ------------    ------------    ------------    ----------

    End of period......................................  $   219,606    $    536,569    $    357,913    $    260,936    $  238,177
                                                         ===========    ============    ============    ============    ==========

 AMERICAN
  ODYSSEY         AMERICAN                    SMITH BARNEY                                SMITH BARNEY
INTERMEDIATE-     ODYSSEY       ALLIANCE        INCOME AND   SMITH BARNEY       MFS       INTERNATIONAL   SMITH BARNEY
   TERM          SHORT-TERM      GROWTH          GROWTH       HIGH INCOME   TOTAL RETURN      EQUITY      MONEY MARKET
 BOND FUND        BOND FUND      PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------    ----------     ----------     -----------   ------------  -------------  --------------  ------------

$  10,808        $   4,054      $   1,224      $   6,452      $      17      $      74      $       9      $   2,122
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------


      191              118             46            342              -              2              6            417
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------
   10,617            3,936          1,178          6,110             17             72              3          1,705
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------




        -                -              -            461              -              -              -        339,121
        -                -              -            442              -              -              -        339,121
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------

        -                -              -             19              -              -              -              -
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------

  (10,127)          (3,899)           600         (2,821)           (12)           (60)           115              -
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------


      490               37          1,778          3,308              5             12            118          1,705
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------




   44,746           30,759         11,043         49,120            287          2,184          4,232        350,371
  155,208           87,106         34,916        234,450              -              -          4,629         65,700
     (367)            (274)           (58)          (435)            (2)           (14)           (17)          (158)
        -                -              -              -              -              -              -              -
   (1,139)             (60)             -           (170)             -              -              -       (360,948)
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------


  198,448          117,531         45,901        282,965            285          2,170          8,844         54,965
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------

  198,938          117,568         47,679        286,273            290          2,182          8,962         56,670




        -                -              -              -              -              -              -              -
---------        ---------      ---------      ---------      ---------      ---------      ---------      ---------

$ 198,938        $ 117,568      $  47,679      $ 286,273      $     290      $   2,182      $   8,962      $  56,670
=========        =========      =========      =========      =========      =========      =========      =========

6.  SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)




                                                                 PUTNAM
                                                              DIVERSIFIED
                                                                 INCOME
                                                                PORTFOLIO          COMBINED
                                                              ------------       ------------

INVESTMENT INCOME:
Dividends.................................................      $      686       $    136,356
                                                                ----------       ------------


EXPENSES:
Insurance charges.........................................              11              5,330
      Net investment income (loss)........................             675            131,026
                                                                ----------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................               -            415,147
    Cost of investments sold..............................               -            411,787
                                                                ----------       ------------

      Net realized gain (loss)............................               -              3,360
                                                                ----------       ------------

Unrealized gain (loss) on investments:
    End of period.........................................            (583)           (97,311)
                                                                ----------       ------------

Net increase (decrease) in net assets
      resulting from operations...........................              92             37,075
                                                                ----------       ------------



UNIT TRANSACTIONS:
Participant purchase payments.............................             302          1,397,560
Participant transfers from other Travelers accounts.......          12,498          3,970,427
Administrative charges....................................              (9)            (8,730)
Contract surrenders.......................................               -             (3,085)
Participant transfers to other Travelers accounts.........               -           (438,976)
                                                                ----------       ------------

    Net increase in net assets resulting
      from unit transactions..............................          12,791          4,917,196
                                                                ----------       ------------

      Net increase in net assets..........................          12,883          4,954,271



NET ASSETS:
    Beginning of period...................................               -                  -
                                                                ----------       ------------

    End of period.........................................      $   12,883       $  4,954,271
                                                                ==========       ============

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT QP
    FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996



                                                                                                       U.S.
                                                                                    CAPITAL         GOVERNMENT
                                                  MANAGED        HIGH YIELD       APPRECIATION      SECURITIES      UTILITIES
                                                ASSETS TRUST     BOND TRUST          FUND           PORTFOLIO       PORTFOLIO
                                                ------------     ----------       ------------     ------------    -----------
Accumulation units beginning of period .....              -               -                -                -                -
Accumulation units purchased and
   transferred from other Travelers accounts         78,645           6,534          300,243           51,125            8,047
Accumulation units redeemed and
   transferred to other Travelers accounts .           (137)            (14)          (6,614)             (53)            (251)
                                                -----------      ----------       ----------       ----------      -----------
Accumulation units end of period ...........         78,508           6,520          293,629           51,072            7,796
                                                ===========      ==========       ==========       ==========      ===========

                                                   SOCIAL                                          TEMPLETON
                                                 AWARENESS                                           ASSET          FIDELITY'S
                                                   STOCK         TEMPLETON        TEMPLETON        ALLOCATION      HIGH INCOME
                                                 PORTFOLIO       BOND FUND        STOCK FUND          FUND          PORTFOLIO
                                                -----------      ----------       ----------       ----------      -----------
Accumulation units beginning of period .....              -               -                -                -                -
Accumulation units purchased and
   transferred from other Travelers accounts         35,750          15,314          380,246           70,319           92,899
Accumulation units redeemed and
   transferred to other Travelers accounts .            (61)            (11)         (10,548)            (108)          (1,015)
                                                -----------      ----------       ----------       ----------      -----------
Accumulation units end of period ...........         35,689          15,303          369,698           70,211           91,884
                                                ===========      ==========       ==========       ==========      ===========

                                                                                                                     AMERICAN
                                                 FIDELITY'S      FIDELITY'S         FIDELITY'S                        ODYSSEY
                                                   GROWTH       EQUITY-INCOME     ASSET MANAGER   DREYFUS STOCK     CORE EQUITY
                                                 PORTFOLIO        PORTFOLIO         PORTFOLIO      INDEX FUND          FUND
                                                -----------     --------------    -------------    -------------   -------------
Accumulation units beginning of period .....              -               -                -                -                -
Accumulation units purchased and
   transferred from other Travelers accounts        815,967         450,102          295,230          210,643          499,139
Accumulation units redeemed and
   transferred to other Travelers accounts .        (11,533)        (32,728)          (4,349)          (6,576)          (2,345)
                                                -----------      ----------       ----------       ----------      -----------
Accumulation units end of period ...........        804,434         417,374          290,881          204,067          496,794
                                                ===========      ==========       ==========       ==========      ===========

                                                  AMERICAN                                          AMERICAN
                                                   ODYSSEY       AMERICAN          AMERICAN          ODYSSEY        AMERICAN
                                                  EMERGING        ODYSSEY          ODYSSEY        INTERMEDIATE-     ODYSSEY
                                               OPPORTUNITIES   INTERNATIONAL      LONG-TERM           TERM         SHORT-TERM
                                                    FUND        EQUITY FUND       BOND FUND        BOND FUND       BOND FUND
                                               -------------   -------------      ----------      -------------    -----------
Accumulation units beginning of period .....              -               -                -                -                -
Accumulation units purchased and
   transferred from other Travelers accounts        405,313         240,600          238,611          197,187          116,737
Accumulation units redeemed and
   transferred to other Travelers accounts .           (929)         (1,521)          (5,668)          (1,486)            (329)
                                                -----------      ----------       ----------       ----------      -----------
Accumulation units end of period ...........        404,384         239,079          232,943          195,701          116,408
                                                ===========      ==========       ==========       ==========      ===========

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT QP
    FOR THE PERIOD OCTOBER 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)





                                                               SMITH BARNEY                                     SMITH BARNEY
                                                 ALLIANCE       INCOME AND      SMITH BARNEY         MFS        INTERNATIONAL
                                                  GROWTH          GROWTH        HIGH INCOME      TOTAL RETURN       EQUITY
                                                PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                ----------      -----------     ------------     -------------  -------------
Accumulation units beginning of period .....              -               -               -               -                -
Accumulation units purchased and
   transferred from other Travelers accounts         44,832         271,038             280           2,100            8,825
Accumulation units redeemed and
   transferred to other Travelers accounts .            (55)           (569)             (2)            (13)             (17)
                                                   --------        --------        --------        --------         --------
Accumulation units end of period ...........         44,777         270,469             278           2,087            8,808
                                                   ========        ========        ========        ========         ========

                                                                   PUTNAM
                                                 SMITH BARNEY    DIVERSIFIED
                                                 MONEY MARKET      INCOME
                                                  PORTFOLIO       PORTFOLIO
                                                -----------      ----------
Accumulation units beginning of period .....              -               -
Accumulation units purchased and
   transferred from other Travelers accounts        414,303          12,644
Accumulation units redeemed and
   transferred to other Travelers accounts .       (358,179)             (8)
                                                   --------        --------
Accumulation units end of period ...........         56,124          12,636
                                                   ========        ========

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
 The Travelers Separate Account QP for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account QP for Variable Annuities as of December 31, 1996, and the related statement of operations and changes in net assets for the period October 8, 1996 (date operations commenced) to December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1996, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account QP for Variable Annuities as of December 31, 1996, the results of its operations and the changes in its net assets for the period October 8, 1996 (date operations commenced) to December 31, 1996, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1997

                      This page intentionally left blank.

                             Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut





















This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Separate Account QP for Variable Annuities or Separate Account QP's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



















VG-QP (Annual) (12-96) Printed in U.S.A.